Income Tax (Restated) (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Income Tax (Textual)
Net operating loss carry forward	$ 161,500	$ 161,500
Australia [Member] | Money tech [Member]
Income Tax (Textual)
Net operating loss carry forward	4,499,872	5,309,627
UNITED STATES
Income Tax (Textual)
Net operating loss carry forward	$ 13,000,000	$ 13,000,000
NOL Carried forward period	20 years	20 years